Schedule of deferred taxes assets and liabilities (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Deferred Income Tax And Social Contribution
Tax loss and negative basis of social contribution		R$ 219,876	R$ 475,128
Temporary differences:
Provision for legal and administrative proceedings		330,627	303,948
Losses on doubtful accounts receivable		257,529	224,459
Adjustments to present value – 3G license		3,298	5,240
Lease of LT Amazonas infrastructure		32,377	29,971
Employee profit sharing		40,177	36,915
Taxes with enforceability suspended	[1]	437,950	258,246
Amortized Goodwill – TIM Fiber	[2]	(34,560)	(370,494)
Derivative financial instruments		(143,948)	(154,718)
Capitalized interest on 4G authorization		(233,433)	(262,608)
Deemed costs – TIM S.A		(42,617)	(53,792)
Adjustments to lease agreements		369,521	303,833
Accelerated depreciation	[3]	(466,863)	(266,464)
Fair value adjustment I–Systems (former FiberCo)	[4]	(249,477)
Other		16,431	20,982
Total deferred taxes - Assets		536,888	550,646
Deferred active tax portion		R$ 536,888	R$ 550,646

[1]	Mainly represented by the Fistel fee for the financial years 2020 and 2021. The Operating Inspection Fee (TFF) for the years 2020 and 2021 had its payments suspended by virtue of an injunction and, therefore, still do not have a specific date for payment. See note 21 for details.
[2]	Represented by the goodwill on the business combination of companies TIM Fiber RJ and SP acquired by TIM in 2012, partially realized in November 2021 once this transaction is completed.
[3]	As of the 1Q20, TIM S.A. excludes the portion of acceleration of depreciation of movable assets belonging to property, plant and equipment from the calculation basis of the IRPJ and CSLL, due to their uninterrupted use in three operating shifts, supported by technical expert report, as provided for in Article 323 of the RIR/2018, or by the adequacy to the tax depreciation provided for in IN 1700/2017. Such tax adjustment generated a deferred liability of R$ 467 million until December 31, 2021 (R$ 266.5 million up to December 31, 2020) and applied as of January 1, 2020.
[4]	Refers to deferred charges on the fair value of the non-majority interest calculated in the sale transaction described in Note 1 that took place in November 2021 between TIM S.A. and IHS Fiber Brasil - Cessão de Infraestruturas Ltda.